NOTE 10 - Loans: Schedule of Unconverted portion of Convertible loan (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Unconverted portion of Convertible loan

	Unconverted Principal Loan Amount and interest	Interest up to fully repay	Total
Balance as of January 1, 2024	-	-	-
Reclassification of unconverted portion of Principal Loan Amount and interest	521	-	521
Accrued interest recognized in Profit or loss	-	10	10
Balance as of December 31, 2024	521	10	531